Convertible Debt – Related Party (Tables)	6 Months Ended
Jun. 30, 2024
Convertible Debt – Related Party [Abstract]
Schedule of Convertible Debt - Related Party	A continuity of the Company’s Convertible Debt – Related Party is as follows:
2019 and 2020 Convertible Loans
Balance, December 31, 2023	$33,118
Effects of currency translation	(978)
Balance, June 30, 2024	$32,140